VESSELS AND EQUIPMENT, NET (Table)	6 Months Ended
Jun. 30, 2017
Property, Plant and Equipment [Abstract]
Summary Rollforward of Vessels and Equipment

(in thousands of $)	Cost	Accumulated Depreciation	Net Book Value
Balance at December 31, 2016	1,873,795	(114,856)	1,758,939
Additions	343,895	—
Disposals	—	—
Transfer from newbuildings	176,598	—
Depreciation	—	(35,984)
Balance at June 30, 2017	2,394,288	(150,840)	2,243,448